American Century World Mutual Funds, Inc.
American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

INTERNATIONAL GROWTH FUND * INTERNATIONAL STOCK FUND
NT INTERNATIONAL GROWTH FUND * VP INTERNATIONAL FUND

Supplement dated June 30, 2006 * Prospectuses dated April 1, 2006 and May 1, 2006

PORTFOLIO MANAGER MICHAEL PERELSTEIN LEFT AMERICAN CENTURY ON JUNE 30, 2006.
EFFECTIVE JULY 5, 2006, ALEXANDER TEDDER BECAME A PORTFOLIO MANAGER FOR
INTERNATIONAL GROWTH, INTERNATIONAL STOCK, NT INTERNATIONAL GROWTH AND VP
INTERNATIONAL. HIS BIOGRAPHY IS AS FOLLOWS:

Mr. Tedder, Vice President and Portfolio Manager, has been a member of the team that manages the fund since joining American Century in July 2006. Prior to joining American Century, he was a managing director, head of international equities and portfolio manager for Deutsche Asset Management Ltd. from 1994 to
2005. He has an A/S from Winchester College in Winchester, United Kingdom and an
MA in economics and business administration from the University of Freiburg in
Freiburg, Switzerland.

ADDITIONAL INFORMATION ABOUT THE OTHER ACCOUNTS MANAGED BY MR. TEDDER AND HIS
OWNERSHIP OF FUND SECURITIES WILL BE AVAILABLE IN A STATEMENT OF ADDITIONAL
INFORMATION SUPPLEMENT DATED AUGUST 1, 2006.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50615 0606

American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP ULTRA(REG. SM) FUND

Supplement dated June 30, 2006 * Prospectus dated May 1, 2006

PORTFOLIO MANAGER BRUCE WIMBERLY LEFT AMERICAN CENTURY ON JUNE 30, 2006.

THE FOLLOWING IS ADDED AS THE SIXTH PARAGRAPH UNDER THE HEADING THE FUND
MANAGEMENT TEAM ON PAGE 9.

TOM TELFORD

Mr. Telford, Vice President and Portfolio Manager, joined the team that manages
VP Ultra in June 2006. He joined American Century in July 1996 and became a portfolio manager in 2000. He has a bachelor of business administration from
Southern Methodist University and an MBA from Wharton School of Business,
University of Pennsylvania. He is a CFA charterholder.

ADDITIONAL INFORMATION ABOUT THE OTHER ACCOUNTS MANAGED BY MR. TELFORD AND HIS
OWNERSHIP OF FUND SECURITIES WILL BE AVAILABLE IN A STATEMENT OF ADDITIONAL
INFORMATION SUPPLEMENT DATED AUGUST 1, 2006.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50420 0606